UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-10269
UBS Equity Opportunity Fund, L.L.C.

(Exact name of registrant as specified in charter)
299 Park Avenue, 29th Floor
New York, NY 10171

(Address of principal executive offices) (Zip code)
James M. Hnilo, Esq.
UBS Alternative and Quantitative Investments LLC
One North Wacker Drive, 32nd Floor
Chicago, Illinois 60606

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 525-5000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
UBS Equity Opportunity Fund, L.L.C. (Liquidation Basis)
Schedule of Portfolio Investments
(Unaudited)
September 30, 2011

				Realized and				Dollar Amount of
			% of	Unrealized				Fair Value for First
			Members’	Gain/(Loss) from	Initial Acquisition		First Available	Available
Investment Fund	Cost	Fair Value	Capital	Investments	Date	Liquidity (a)	Redemption (b)	Redemption (b)
Equity Hedged
Bonanza Liquidating Trust, Class A (c),(d)	$19,621	$10,881	100.00	$(15,510)	4/1/2004	N/A

Equity Hedged Subtotal	$19,621	$10,881	100.00%	$(15,510)
Redeemed Investment Funds	—	—	—	(898,742)

Total	$19,621	$10,881	100.00%	$(914,252)

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)	Investment Funds with no dates or amounts can be redeemed in full.

(c)	The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(d)	Investment Fund categorized as a Level 2 investment.
Complete information about the Investment Fund’s underlying investment is not readily available.
The following is a summary of the inputs used in valuing the Fund’s investment at fair value. The inputs or methodology used for valuing the Fund’s investment is not necessarily an indication of the risk associated with investing in that investment. The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Fund’s compliance with fair value measurements, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of redemption restrictions.
The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the September 30, 2011 measurement date, or within one quarter of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one quarter of the September 30, 2011 measurement date.

ASSETS TABLE
	Total Fair Value
	at
	September 30,
Description	2011	Level 1	Level 2	Level 3

Equity Hedged	$10,881	$—	$10,881	$—

Total Assets	$10,881	$—	$10,881	$—

UBS Equity Opportunity Fund, L.L.C. (Liquidation Basis)
Schedule of Portfolio Investments (continued)
(Unaudited)
September 30, 2011
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

				Change in
				unrealized			Net transfers in
	Balance as of	Strategy	Realized gain /	appreciation /			and/or (out) of	Balance as of
Description	December 31, 2010	Reclassification *	(loss)	depreciation	Purchases	Sales	Level 3	September 30, 2011

Equity Hedged	$—	$1,312,018	$(529,177)	$2,447	$—	$(785,288)	$—	$—
Long/Short Equity	1,312,018	(1,312,018)	—	—	—	—		—

Total	$1,312,018	$—	$(529,177)	$2,447	$—	$(785,288)	$—	$—

     There was no net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2011.

*	Effective June 30, 2011, the Fund’s underlying fund investment was reclassified into new investment strategies.
Portfolio Valuation
The Investment Fund in the equity hedged strategy generally utilizes fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricings. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. The Investment Fund representing 100 percent of the fair value of investments in this strategy is a liquidating trust where the liquidation of assets is expected over the next 3 months.
Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2011.
The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no such transfers for the period ended September 30, 2011. Please refer to the June 30, 2011 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) UBS Equity Opportunity Fund, L.L.C.

By (Signature and Title)*	/s/ William Ferri William Ferri, Principal Executive Officer

Date 11-23-11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri William Ferri, Principal Executive Officer

Date 11-23-11

By (Signature and Title)*	/s/ Robert Aufenanger Robert Aufenanger, Principal Financial Officer

Date 11-23-11

*	Print the name and title of each signing officer under his or her signature.